Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Receivables
	Segment	2020	2019
Receivables from customers
Third parties	Retail (Nutrien Financial) [1]	1,417	826
	Retail	1,158	1,682
	Potash, Nitrogen, Phosphate	391	428
Related party - Canpotex	Potash (Note 28)	122	194
Less allowance for expected credit losses of receivables from customers		(69)	(83)
		3,019	3,047
Rebates		256	190
Income taxes (Note 8)		83	104
Other receivables		223	201
		3,581	3,542
1 Includes $1,147 of very low risk of default and $270 of low risk of default (2019 - $762 of very low risk of default and $64 of low risk of default).